For yield, price, last transaction,
and current balance, 24 hours,
7 days a week, call:
1-800-638-2587 toll free
625-7676 Baltimore area

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. Rowe Price
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Personal Strategy Funds.

Invest With Confidence
T. Rowe Price

PSF

SemiAnnual Report

T. Rowe Price Personal Strategy Funds

November 30, 1995

Fellow Shareholders

The U.S. stock market reached record levels during the six months ended November 30. Corporate earnings continued to grow and Treasury yields fell to their lowest levels in more than two years, resulting in solid returns for your funds. Since stocks outperformed bonds, returns for the Personal Strategy Growth Fund with its high component of equities were strongest. The Balanced and Income Funds followed in that order.

      The funds' investment committee meets monthly to adjust the weightings of stocks, bonds, and money market securities within the appropriate ranges for each fund, based on market conditions and economic fundamentals. The committee has maintained a strategy of overweighting bonds in each fund because of relatively high stock valuations, while keeping cash equivalents close to minimum levels. Actual allocations on November 30 are shown in the Performance and Strategy Review section of this report.

Market Review

The economy slowed from 1994's robust pace to an annualized rate of 1.3% in the second quarter of 1995. Although GDP growth increased to 4.2% in the third quarter, we view this as an anomaly of sorts. We expect economic growth to be closer to its historical trend between 2.0% and 2.5% in the final quarter of the year. Unemployment reached 5.8% in April, and has since improved to 5.5%.

      The slowing economy along with relatively benign inflation resulted in falling interest rates over the past six months. The 30-year Treasury bond yield fell from 6.67% on May 31 to 6.14% at the end of November - about two percentage points below its level this time last year. Shorter-term rates also declined, although not to the same extent.

      Stocks generated exceptional returns during the past 12 months. The unmanaged Standard & Poor's 500 Stock Index registered a total return of 14.9% over the last six months and 37% for the 12 months ended November 30. The Nasdaq Composite Index, which tracks smaller-company

Chart 1 - Interest Rate Levels

stocks primarily, posted returns of 22.5% and 41.2%, respectively, for the same periods. International stocks fared less well overall, as most foreign markets trailed the U.S.

      Bonds also enjoyed powerful returns. The Lehman Brothers Aggregate Bond Index rose 5.6% during the past six months and 17.6% during the 12-month period. High-yield securities lagged investment-grade bonds. The U.S. dollar gained ground against most major currencies, diminishing returns for U.S. investors in foreign bonds. Your funds' holdings in various sectors of the fixed income and equity markets are shown in the Portfolio Overview section following this letter.

Performance and Strategy Review

Personal Strategy Income Fund

This fund's investment goal is to generate the highest total return consistent with an emphasis on income first and capital appreciation second. The typical mix of securities for the fund is 40% bonds, 40% stocks, and 20% money market securities, although percentages can vary by as much as 10% above or below these levels.

      On November 30, the mix of securities was little changed from the end of our last reporting period in May. We remained overweighted in bonds at 50% of the portfolio, and slightly underweighted in stocks at 38%, with the remaining 12% in money market securities. Among bonds, we maintained our emphasis on high-quality issues, which outperformed higher-yielding, lower-quality securities. We also kept the fund's duration (a measure of price sensitivity to changes in interest rates) long relative to the benchmark in anticipation of rising prices and falling yields, and lowered exposure to non-U.S. dollar issues further to soften the impact of the strengthening dollar against key foreign currencies.

Chart 2 - Asset Allocation - Personal Strategy Income Fund

      We continued to prefer growth over value stocks, since the former usually do better when the economy is slowing, and the top 10 equity holdings are unchanged from last May. Fund performance was outstanding during both the 6 and 12 months ended November 30, matching the benchmark during the shorter period and lagging it slightly over the year because of our lower exposure to stocks.

Performance Comparison

                                             Periods Ended 11/30/95
                                            6 Months        12 Months
                                            ________        _________

Personal Strategy Income Fund                9.29%            24.14%
Combined Index Portfolio*                    9.27             25.10

* An unmanaged portfolio composed of 40% stocks (S&P 500) and 60% bonds (Lehman Brothers Aggregate Bond Index).

Personal Strategy Balanced Fund

The objective of this fund is to provide the highest total return consistent with an emphasis on both income and capital appreciation. The typical asset mix is 60% stocks, 30% bonds, and 10% cash - with 10% variations permitted for each asset class. This asset allocation structure offers higher risk but also a higher return potential than the Income Fund.

      On November 30, your fund had 56% of its assets in stocks, 38% in bonds, and only 6% in cash reserves. As in the Income Fund, we were overweighted in bonds since stock valuations appeared high, while maintaining low cash reserves. However, the stock market continued to register stunning returns during the six months under review, extending their earlier gains.

      Bonds also did well with the economy slowing and inflation under control. We kept the fund's duration relatively long to take advantage of falling yields and rising prices, and reduced our exposure to foreign, unhedged bonds as the U.S. dollar strengthened.

Chart 3 - Asset Allocation - Personal Strategy Balanced Fund

      We continued to favor growth over value stocks, since slowing economic growth usually favors companies able to sustain earnings momentum even during an economic slowdown. The fund's top 10 stock holdings were the same as at the end of May, except for Great Lakes Chemical, which replaced Abbott Laboratories. Performance was strong over both the 6 and 12 months ended November 30, although the fund slightly lagged the benchmark in the longer period because of its lower exposure to stocks.

Performance Comparison

                                            Periods Ended 11/30/95
                                           6 Months         12 Months
                                           ________         _________

Personal Strategy
   Balanced Fund                            11.15%            27.50%
Combined Index Portfolio*                   11.13             28.96

* An unmanaged portfolio composed of 60% stocks (S&P 500) and 40% bonds (Lehman Brothers Aggregate Bond Index).

Personal Strategy Growth Fund

Your fund seeks capital appreciation by investing primarily in common stocks. The typical asset mix is 80% stocks and 20% bonds with 10% variations permitted. As of November 30, your fund's allocation to stocks was little changed from six months ago at 74% of assets. This relatively low exposure to equities reflected our continuing belief that stock valuations look high and will require strong corporate earnings to sustain them.

Chart 4 - Asset Allocation - Personal Strategy Growth Fund

      We appear to be at a stage in the economic cycle where growth stocks outperform value stocks, which accounts for our preference for the former. The fund's top 10 stock holdings were the same as at the end of May, except for UNUM, which replaced Philip Morris.

      Bonds also registered strong returns, largely generated by capital appreciation as interest rates continued to plummet from their levels of a year ago. As in the other funds, we extended the duration of domestic bonds to take advantage of rising prices and declining yields, and lightened exposure to foreign bonds as the dollar rose against major foreign currencies.

      Your fund generated strong returns during both the 6 and 12 months ended November 30, surpassing the benchmark in the shorter period and trailing it slightly over the year because of our lower exposure to stocks.

Performance Comparison

                                            Periods Ended 11/30/95
                                           6 Months         12 Months
                                           ________         _________

Personal Strategy Growth Fund               13.37%           30.98%
Combined Index Portfolio*                   13.00            32.92

* An unmanaged portfolio composed of 80% stocks (S&P 500) and 20% bonds (Lehman Brothers Aggregate Bond Index).

Outlook

The outcome of budget negotiations in Washington will be an important consideration for the Fed in determining the extent of any further easing in monetary policy. The market has already factored in lower short-term rates, as the yield on the 30-year Treasury bond was only about four-tenths of a percentage point higher than the fed funds rate at the end of November, and many shorter-term yields were lower than that key lending rate.

      We anticipate a relatively stable interest rate environment in the months ahead. Should the growth of corporate earnings slow, the stock market could experience the correction that has been long anticipated in some quarters. We would increase our exposure to stocks in that event. Meanwhile, any further decline in interest rates in the months ahead will also benefit fixed income investors.

      It is unlikely that the torrid returns of the past year can be sustained, but the present economic environment bodes well for both stocks and bonds.

      Respectfully submitted,



      Peter Van Dyke
      Chairman of the
      Investment Advisory Committee

December 15, 1995

Asset Benchmarks and Ranges
                                          Benchmark       Fund Range
                                          _________       __________

Personal Strategy Income
  Money Markets                              20%               10-30%
  Bonds                                      40                30-50
  Stocks                                     40                30-50

Personal Strategy Balanced
  Money Markets                              10%                0-20%
  Bonds                                      30                20-40
  Stocks                                     60                50-70

Personal Strategy Growth
  Bonds and Money Markets                    20%               10-30%
  Stocks                                     80                70-90

Personal Strategy Income Fund

Portfolio Overview
                                               Percent of Net Assets
                                                  as of 11/30/95
                                                __________________
Money Market Securities                                11.9%
 Commercial Paper                                       9.1
 Other Assets Less Liabilities                          2.8
Bonds                                                  49.6
 Foreign Government Obligations/Agencies                6.9
 U.S. Government Mortgage-Backed                       14.8
Corporate                                              21.6
 U.S. Government Obligations/Agencies                   6.3
Stocks                                                 38.5
Ten Largest Holdings:
 GE                                                     1.2
 Fannie Mae                                             1.1
 Freddie Mac                                            1.0
 Pfizer                                                 1.0
 Schlumberger                                           0.9
 PepsiCo                                                0.8
 Johnson & Johnson                                      0.8
 Coca-Cola                                              0.8
 Abbott Laboratories                                    0.7
 Philip Morris                                          0.7

Total Return Components
Six Months Ended 11/30/95

                          Income  +   Principal Change =  Total Return
                        ____________________________________________
Personal Strategy
  Income Fund              2.33%            6.96%            9.29%
Personal Strategy
  Balanced Fund            1.92             9.23            11.15
Personal Strategy
  Growth Fund              -               13.37            13.37

Personal Strategy Balanced Fund

Portfolio Overview
                                               Percent of Net Assets
                                                  as of 11/30/95
                                                __________________
Money Market Securities                                 6.6%
 Commercial Paper                                       5.0
 Other Assets Less Liabilities                          1.6
Bonds                                                  37.8
 Foreign Government Obligations/Agencies                3.3
 U.S. Government Mortgage-Backed                        9.6
 Corporate                                             18.1
 U.S. Government Obligations/Agencies                   6.8
Stocks                                                 55.6
Ten Largest Holdings:
 Fannie Mae                                             1.5
 GE                                                     1.5
 Freddie Mac                                            1.4
 PepsiCo                                                1.2
 Coca-Cola                                              1.2
 Pfizer                                                 1.1
 Philip Morris                                          1.1
 Schlumberger                                           1.1
 Johnson & Johnson                                      1.1
 Great Lakes Chemical                                   1.0

Personal Strategy Growth Fund

Portfolio Overview
                                               Percent of Net Assets
                                                  as of 11/30/95
                                                __________________
Money Market Securities                                 3.7%
 Commercial Paper                                       3.4
 Other Assets Less Liabilities                          0.3
Bonds                                                  22.6
 Foreign Government Obligations/Agencies                1.6
 U.S. Government Mortgage-Backed                        4.6
 Corporate                                             11.7
 U.S. Government Obligations/Agencies                   4.7
Stocks                                                 73.7
Ten Largest Holdings:
 GE                                                     1.9
 Fannie Mae                                             1.8
 Freddie Mac                                            1.8
 PepsiCo                                                1.6
 Coca-Cola                                              1.5
 Johnson & Johnson                                      1.5
 Schlumberger                                           1.4
 Pfizer                                                 1.3
 UNUM                                                   1.3
 Abbott Laboratories                                    1.3

Portfolio Highlights

                                    Net Asset Value Dividends Per Share
                                       Per Share      6 Months Ended
                                  ____________________________________
                                  5/31/95  11/30/95 5/31/95   11/30/95

Personal Strategy Income Fund     $10.94    $11.67   $0.24      $0.24
Personal Strategy Balanced Fund    11.15     12.18    0.19       0.20
Personal Strategy Growth Fund      11.44     12.97    0.11*      0.00*

*   Fund distributes income annually at calendar year-end.

Statement of Net Assets
T. Rowe Price Personal Strategy Income Fund/November 30, 1995 (Unaudited) (value in thousands)

                                                               Value
Common Stocks - 38.5%

FINANCIAL - 5.6%
BANK AND TRUST - 1.5%
 1,500   shs      Chemical Banking . . . . . . . . . . . . .   $   90
   700            Integra Financial. . . . . . . . . . . . .       44
 1,530            J. P. Morgan . . . . . . . . . . . . . . .      120
 1,250            KeyCorp. . . . . . . . . . . . . . . . . .       46
   750            Mellon Bank. . . . . . . . . . . . . . . .       40
                                                                  340

INSURANCE - 1.3%
   900            American International Group . . . . . . .       81
 2,100            PartnerRe Holdings ADR . . . . . . . . . .       55
 2,800            UNUM . . . . . . . . . . . . . . . . . . .      151
 2,100            Willis-Corroon ADR . . . . . . . . . . . .       22
                                                                  309

FINANCIAL SERVICES - 2.8%
 1,800            American Express . . . . . . . . . . . . .       76
 2,300            Fannie Mae . . . . . . . . . . . . . . . .      252
 3,100            Freddie Mac. . . . . . . . . . . . . . . .      239
   750            Sallie Mae . . . . . . . . . . . . . . . .       52
   500            Zurich Reinsurance . . . . . . . . . . . .       15
                                                                  634

Total Financial                                                 1,283

UTILITIES - 1.7%
TELEPHONE - 0.8%
 2,300            ALLTEL . . . . . . . . . . . . . . . . . .       68
   950            AT&T . . . . . . . . . . . . . . . . . . .       63
   900            SBC Communications . . . . . . . . . . . .       48
                                                                  179

ELECTRIC UTILITIES - 0.9%
 3,000            Centerior Energy . . . . . . . . . . . . .       29
 1,400            Entergy. . . . . . . . . . . . . . . . . .       39
 1,700            Niagara Mohawk . . . . . . . . . . . . . .       17
 1,500            PacifiCorp . . . . . . . . . . . . . . . .       30
   700            Texas Utilities. . . . . . . . . . . . . .       27
 1,700            Unicom . . . . . . . . . . . . . . . . . .       54
                                                                  196

Total Utilities                                                   375

CONSUMER NONDURABLES - 13.3%
BEVERAGES - 1.9%
   700            Anheuser-Busch . . . . . . . . . . . . . .       46
 2,500   shs      Coca-Cola. . . . . . . . . . . . . . . . .   $  189
 3,500            PepsiCo. . . . . . . . . . . . . . . . . .      194
                                                                  429

FOOD PROCESSING - 1.8%
   900            Campbell . . . . . . . . . . . . . . . . .       51
   760            CPC International. . . . . . . . . . . . .       52
   960            General Mills. . . . . . . . . . . . . . .       53
   800            Pioneer Hi-Bred. . . . . . . . . . . . . .       46
 1,300            Ralston Purina . . . . . . . . . . . . . .       83
 4,100            Sara Lee . . . . . . . . . . . . . . . . .      132
                                                                  417

HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT - 1.8%
 4,200            Abbott Laboratories. . . . . . . . . . . .      171
 1,900            Baxter International . . . . . . . . . . .       80
 1,366         *  Boston Scientific. . . . . . . . . . . . .       55
 2,000            Columbia/HCA Healthcare. . . . . . . . . .      103
                                                                  409

PHARMACEUTICALS - 4.5%
   840            American Home Products . . . . . . . . . .       77
   400         *  Amgen. . . . . . . . . . . . . . . . . . .       20
   500            Bristol-Myers Squibb . . . . . . . . . . .       40
   398            Eli Lilly. . . . . . . . . . . . . . . . .       40
 2,200            Johnson & Johnson. . . . . . . . . . . . .      191
 1,400            Merck. . . . . . . . . . . . . . . . . . .       87
 4,060            Pfizer . . . . . . . . . . . . . . . . . .      235
 1,305            Pharmacia & Upjohn . . . . . . . . . . . .       47
 1,600            Schering-Plough. . . . . . . . . . . . . .       92
 2,300            SmithKline Beecham ADR . . . . . . . . . .      122
   800            Warner-Lambert . . . . . . . . . . . . . .       71
                                                                1,022

BIOTECHNOLOGY - 0.1%
   704            Guidant. . . . . . . . . . . . . . . . . .       26

MISCELLANEOUS CONSUMER PRODUCTS - 3.2%
 2,400            American Greetings (Class A) . . . . . . .       66
 1,500            Brunswick. . . . . . . . . . . . . . . . .       32
   750            Colgate-Palmolive. . . . . . . . . . . . .       55
 2,250         *  CUC International. . . . . . . . . . . . .       85
 1,600            Harcourt General . . . . . . . . . . . . .       64
 1,900            Hasbro . . . . . . . . . . . . . . . . . .       58
 1,800            Newell . . . . . . . . . . . . . . . . . .       47
 1,750            Philip Morris. . . . . . . . . . . . . . .      154
   740            Tambrands. . . . . . . . . . . . . . . . .       39
 3,500            UST. . . . . . . . . . . . . . . . . . . .      114
                                                                  714

Total Consumer Nondurables                                      3,017

CONSUMER SERVICES - 4.9%
RESTAURANTS - 0.0%
   960   shs      Darden Restaurants . . . . . . . . . . . .   $   11

GENERAL MERCHANDISERS - 0.4%
   400            Dayton Hudson. . . . . . . . . . . . . . .       29
   600         *  Price/Costco . . . . . . . . . . . . . . .       10
 3,500            TJX. . . . . . . . . . . . . . . . . . . .       58
                                                                   97
SPECIALTY MERCHANDISERS - 0.7%
 1,200         *  Federated Department Stores. . . . . . . .       35
 1,000            Home Depot . . . . . . . . . . . . . . . .       44
 1,000         *  Revco. . . . . . . . . . . . . . . . . . .       28
 2,000         *  Toys "R" Us. . . . . . . . . . . . . . . .       46
                                                                  153

ENTERTAINMENT AND LEISURE - 1.3%
 1,800            Disney . . . . . . . . . . . . . . . . . .      108
 1,500            McDonald's . . . . . . . . . . . . . . . .       67
   640            Reader's Digest (Class B). . . . . . . . .       30
   324         *  Viacom (Class A) . . . . . . . . . . . . .       15
 1,464         *  Viacom (Class B) . . . . . . . . . . . . .       71
                                                                  291

MEDIA AND COMMUNICATIONS - 2.5%
   640            Dun & Bradstreet . . . . . . . . . . . . .       40
 1,575            Gaylord Entertainment. . . . . . . . . . .       40
 1,800         *  Multimedia . . . . . . . . . . . . . . . .       81
 1,600            Reuters ADR. . . . . . . . . . . . . . . .       90
 2,400            Time Warner. . . . . . . . . . . . . . . .       96
   911            Times Mirror (Class A) . . . . . . . . . .       30
 2,200            Turner Broadcasting Systems
                  (Class B). . . . . . . . . . . . . . . . .       62
 3,300            Vodafone ADR . . . . . . . . . . . . . . .      119
                                                                  558

Total Consumer Services                                         1,110

CONSUMER CYCLICALS - 0.7%
MISCELLANEOUS CONSUMER DURABLES - 0.7%
 2,000            Corning. . . . . . . . . . . . . . . . . .       60
 1,500            Eastman Kodak. . . . . . . . . . . . . . .      102

Total Consumer Cyclicals                                          162

TECHNOLOGY - 2.2%
ELECTRONIC COMPONENTS - 0.3%
   500            Intel. . . . . . . . . . . . . . . . . . .       30
   500            Motorola . . . . . . . . . . . . . . . . .       31
                                                                   61
ELECTRONIC SYSTEMS - 0.6%
   900         Hewlett-Packard . . . . . . . . . . . . . . .       75
 1,250         Honeywell . . . . . . . . . . . . . . . . . .       59
                                                                  134

INFORMATION PROCESSING - 0.3%
   830   shs      IBM. . . . . . . . . . . . . . . . . . . .   $   80

TELECOMMUNICATIONS - 0.2%
 1,000         *  DSC Communications . . . . . . . . . . . .       40

AEROSPACE AND DEFENSE - 0.7%
   640            AlliedSignal . . . . . . . . . . . . . . .       30
 1,800            Boeing . . . . . . . . . . . . . . . . . .      131
   161

OFFICE AUTOMATION - 0.1%
   500         *  Ceridian . . . . . . . . . . . . . . . . .       21

Total Technology                                                  497

CAPITAL EQUIPMENT - 1.5%
ELECTRICAL EQUIPMENT - 1.3%
   900            Exide. . . . . . . . . . . . . . . . . . .       42
 3,900            GE . . . . . . . . . . . . . . . . . . . .      262
                                                                  304

MACHINERY - 0.2%
 1,140            Deere. . . . . . . . . . . . . . . . . . .       37

Total Capital Equipment                                           341

BUSINESS SERVICES AND TRANSPORTATION - 3.2%
COMPUTER SERVICE AND SOFTWARE - 1.5%
 1,100            Automatic Data Processing. . . . . . . . .       88
 1,109            First Data . . . . . . . . . . . . . . . .       79
   800         *  Intuit . . . . . . . . . . . . . . . . . .       67
   400         *  Microsoft. . . . . . . . . . . . . . . . .       35
 1,200         *  Oracle Systems . . . . . . . . . . . . . .       54
   900         *  Sybase . . . . . . . . . . . . . . . . . .       32
                                                                  355

DISTRIBUTION SERVICES - 0.9%
 2,000            Alco Standard. . . . . . . . . . . . . . .       87
 2,200            Cardinal Health. . . . . . . . . . . . . .      119
                                                                  206

MISCELLANEOUS BUSINESS SERVICES - 0.5%
 1,000            Deluxe Corp. . . . . . . . . . . . . . . .       28
 2,660            WMX Technologies . . . . . . . . . . . . .       78
                                                                  106

AIRLINES - 0.3%
   840         *  AMR. . . . . . . . . . . . . . . . . . . .       64

Total Business Services and Transportation                         31

ENERGY - 2.7%
ENERGY SERVICES - 1.3%
 2,000            Halliburton. . . . . . . . . . . . . . . .       87
 3,230            Schlumberger . . . . . . . . . . . . . . .      205
                                                                  292
INTEGRATED PETROLEUM - DOMESTIC - 0.8%
   500   shs      Atlantic Richfield . . . . . . . . . . . .   $   54
   740            British Petroleum ADR. . . . . . . . . . .       71
 1,300            Unocal . . . . . . . . . . . . . . . . . .       35
 1,400            USX-Marathon . . . . . . . . . . . . . . .       25
                                                                  185

INTEGRATED PETROLEUM - INTERNATIONAL - 0.6%
   830            Exxon. . . . . . . . . . . . . . . . . . .       64
   500            Mobil. . . . . . . . . . . . . . . . . . .       52
   400            Texaco . . . . . . . . . . . . . . . . . .       30
                                                                  146

Total Energy                                                      623

PROCESS INDUSTRIES - 1.4%
SPECIALTY CHEMICALS - 1.2%
 1,200            3M . . . . . . . . . . . . . . . . . . . .       79
 1,940            Great Lakes Chemical . . . . . . . . . . .      138
 1,700            Pall . . . . . . . . . . . . . . . . . . .       46
                                                                  263
PAPER AND PAPER PRODUCTS - 0.1%
   600            Mead . . . . . . . . . . . . . . . . . . .       34

FOREST PRODUCTS - 0.1%
   400            Georgia-Pacific. . . . . . . . . . . . . .       31

Total Process Industries                                          328

BASIC MATERIALS - 1.1%
METALS - 0.9%
 1,000            Alcoa. . . . . . . . . . . . . . . . . . .       59
 2,300         *  Alumax . . . . . . . . . . . . . . . . . .       76
   700            Cyprus Amax Minerals . . . . . . . . . . .       19
 1,000            Nucor. . . . . . . . . . . . . . . . . . .       50
                                                                  204

MINING - 0.2%
 1,997            Barrick Gold . . . . . . . . . . . . . . .       53

Total Basic Materials                                             257

MISCELLANEOUS - 0.2%
   600            SPDR Trust . . . . . . . . . . . . . . . .       37

Total Miscellaneous                                                37

Total Common Stocks (Cost $6,701)                               8,761

Corporate Bonds - 21.6%
$ 50,000          Agriculture Minerals,
                  10.75%, 9/30/03. . . . . . . . . . . . . .   $   55
 100,000          Ahmanson HF, 7.875%, 9/1/04. . . . . . . .      107
 100,000          Alpine Group, 12.25%, 7/15/03. . . . . . .       97
 100,000          American Express, 7.60%, 8/15/02 . . . . .      107
 100,000          American Standard, 9.875%, 6/1/01. . . . .      107
  10,000          Ametek, 9.75%, 3/15/04 . . . . . . . . . .       11
  90,000          Arcadian, Series B,
                  10.75%, 5/1/05 . . . . . . . . . . . . . .       99
  60,000          Associates Corporation North America,
                  5.25%, 3/30/00 . . . . . . . . . . . . . .       59
 100,000          Bally's Park Place Funding,
                  9.25%, 3/15/04 . . . . . . . . . . . . . .      100
  80,000          Bank of Nova Scotia New York Agency,
                  6.25%, 9/15/08 . . . . . . . . . . . . . .       77
   7,174          Carson Pirie Scott,
                  13.00%, 3/28/05. . . . . . . . . . . . . .        7
 100,000          Citicorp, 7.75%, 6/15/06 . . . . . . . . .      110
  90,000          Coca-Cola Bottling Group,
                  9.00%, 11/15/03. . . . . . . . . . . . . .       90
 100,000          Coinmach, 11.75%, 11/15/05 . . . . . . . .      101
 150,000          Coltec Industries, 10.25%, 4/1/02. . . . .      154
 100,000          Consolidated Cigar,
                  10.50%, 3/1/03 . . . . . . . . . . . . . .      102
  90,000          Container Corporation of America,
                  9.75%, 4/1/03. . . . . . . . . . . . . . .       88
 150,000          Continental Cablevision,
                  9.00%, 9/1/08. . . . . . . . . . . . . . .      156
  13,695          Daimler-Benz Auto Grantor
                  Trust, 3.90%, 10/15/98 . . . . . . . . . .       14
  90,000          Dime Bancorp, 10.50%, 11/15/05 . . . . . .      100
  50,000          Exide, Sr. Notes, 10.00%, 4/15/05. . . . .       54
  90,000          Exide, 10.75%, 12/15/02. . . . . . . . . .       97
  50,000          Federated Department Stores,
                  8.125%, 10/15/02 . . . . . . . . . . . . .       50
  90,000          Ferrellgas, 10.00%, 8/1/01 . . . . . . . .       95
  65,000          Firstfed Financial,
                  11.75%, 10/1/04. . . . . . . . . . . . . .       64
  90,000          Harrahs, 10.875%, 4/15/02. . . . . . . . .       97
$100,000          IMC Fertilizer Group,
                  9.45%, 12/15/11. . . . . . . . . . . . . .   $  106
  35,000          IMO Industries, 12.00%, 11/1/01. . . . . .       36
  25,000          IVAC, Sr. Notes, 9.25%, 12/1/02. . . . . .       25
  20,000          Long Island Lighting,
                  8.75%, 2/15/97 . . . . . . . . . . . . . .       21
  50,000          Mobilemedia, 9.375%, 11/1/07 . . . . . . .       50
  90,000          Owens-Illinois, Sr. Deb.,
                  11.00%, 12/1/03. . . . . . . . . . . . . .      100
 100,000          Penn Traffic, Sr. Notes,
                  8.625%, 12/15/03 . . . . . . . . . . . . .       86
 100,000          Pennsylvania Power and Light Company,
                  6.50%, 4/1/05. . . . . . . . . . . . . . .      101
 100,000          Petroleum Heat & Power,
                  10.125%, 4/1/03. . . . . . . . . . . . . .       98
 100,000          PNC Bank N.A., 7.875%, 4/15/05 . . . . . .      109
 100,000          Portola Packaging, 10.75%, 10/1/05 . . . .      103
 110,000          Principal Mutual Life Insurance, (144a),
                  8.00%, 3/1/44. . . . . . . . . . . . . . .      111
 150,000          Public Service Electric & Gas,
                  7.00%, 9/1/24. . . . . . . . . . . . . . .      145
  90,000          Quorum Health Group,
                  11.875%, 12/15/02. . . . . . . . . . . . .      100
 100,000          Repap New Brunswick,
                  9.875%, 7/15/00. . . . . . . . . . . . . .      101
  40,000          Riverwood International,
                  10.75%, 6/15/00. . . . . . . . . . . . . .       43
  90,000          Rogers Cablesystem,
                  10.00%, 3/15/05. . . . . . . . . . . . . .       94
  60,000          Rouse, 8.50%, 1/15/03. . . . . . . . . . .       65
  90,000          Safeway, 9.875%, 3/15/07 . . . . . . . . .      104
  90,000          Saul (B.F.), 11.625%, 4/1/02 . . . . . . .       91
  60,000          Shawmut National,
                  7.20%, 4/15/03 . . . . . . . . . . . . . .       62
  90,000          Silgan, 11.75%, 6/15/02. . . . . . . . . .       95
 100,000          Sinclair Broadcasting,
                  10.00%, 9/30/05. . . . . . . . . . . . . .      102
  90,000          Stone Container,
                  10.75%, 10/1/02. . . . . . . . . . . . . .       92
  60,000          Tenneco, 8.00%, 11/15/99 . . . . . . . . .       64
 200,000          Texas New Mexico Power,
                  12.50%, 1/15/99. . . . . . . . . . . . . .      225
 120,000          Texas Utilities Electric,
                  7.375%, 10/1/25. . . . . . . . . . . . . .      119
$ 40,000          UCAR Global Enterprises,
                  12.00%, 1/15/05. . . . . . . . . . . . . .   $   45
  20,000          WalMart, 7.25%, 6/1/13 . . . . . . . . . .       21
 100,000          Westinghouse,
                  8.875%, 6/1/01 . . . . . . . . . . . . . .      104
  90,000          Westpoint Stevens,
                  8.75%, 12/15/01. . . . . . . . . . . . . .       91

Total Corporate Bonds (Cost $4,653)                             4,907

Foreign Government Obligations/Agencies - 6.9%
    10,000   AUD  Australian Commonwealth
                  Government Bonds,
                  9.50%, 8/15/03 . . . . . . . . . . . . . .        8
 2,900,000   BEL  Belgian Government
                  Bonds, 7.25%, 4/29/04. . . . . . . . . . .      101
    30,000   CAD  Canadian Government
                  Bonds, 6.50%, 6/1/04 . . . . . . . . . . .       21
    70,000   CAD  Canadian Government
                  Bonds, 9.75%, 6/1/21 . . . . . . . . . . .       64
   270,000   FRF  French Government
                  Bonds, 8.25%, 2/27/04. . . . . . . . . . .       59
   425,000   DEM  German Federal Government Bonds,
                  6.50%, 7/15/03 . . . . . . . . . . . . . .      303
   145,000   DEM  German Federal Government Bonds,
                  8.50%, 8/21/00 . . . . . . . . . . . . . .      114
 6,000,000   JPY  Int'l Bank for Reconstruction &
                  Development, 6.75%, 3/15/00. . . . . . . .       71
275,000,000  ITL  Italian Government Bonds,
                  8.50%, 8/1/04. . . . . . . . . . . . . . .      146
40,500,000   #JPY Japanese Government
                  Bonds, 4.50%, 6/20/03. . . . . . . . . . .      444
   120,000   DKK  Kingdom of Denmark,
                  7.00%, 12/15/04. . . . . . . . . . . . . .       21
 8,000,000   ESP  Spanish Government
                  Bonds, 8.00%, 5/30/04. . . . . . . . . . .       57
   100,000   SEK  Swedish Government
                  Bonds, 6.00%, 2/9/05 . . . . . . . . . . .       13
    65,000   GBP  United Kingdom Treasury
                  Notes, 8.50%, 12/7/05. . . . . . . . . . .      106
    25,000   GBP  United Kingdom Treasury
                  Notes, 9.00%, 3/3/00 . . . . . . . . . . .       41

Total Foreign Government Obligations/Agencies
(Cost $1,427)                                                   1,569

U.S. Government Mortgage-Backed Securities - 14.8%
                  Government National Mortgage
                  Association I,
$1,046,950        6.50%, 7/15/23 - 4/15/24 . . . . . . . . .   $1,029
   763,243        7.50%, 9/15 - 12/15/22 . . . . . . . . . .      784
   991,963        8.00%, 1/15/22 - 10/20/25. . . . . . . . .    1,029
   485,295        8.50%, 9/15/24 . . . . . . . . . . . . . .      507
    22,006        10.50%, 2/15 - 10/15/13. . . . . . . . . .       24

Total U.S. Government Mortgage-Backed Securities
(Cost $3,116)                                                   3,373

U.S. Government Obligations/Agencies - 6.3%
                  Tennessee Valley Authority,
    60,000        7.25%, 7/15/43 . . . . . . . . . . . . . .       61
 1,189,000        8.25%, 4/15/42 . . . . . . . . . . . . . .    1,374

Total U.S. Government Obligations/Agencies
(Cost $1,233)                                                   1,435

Short-Term Investments - 9.1%
COMMERCIAL PAPER - 9.1%
 1,178,174        Investments in Commercial Paper
                  through a joint account,
                  5.90-5.93%, 12/1/95. . . . . . . . . . . .    1,178
   400,000        Kingdom of Sweden,
                  5.70%, 1/31/96 . . . . . . . . . . . . . .      393
   500,000        Tampa Electric Company,
                  5.75%, 12/15/95. . . . . . . . . . . . . .      497

Total Short-Term Investments
(Cost $2,068)                                                   2,068

Total Investments in Securities - 97.2% of Net Assets
(Cost $19,198)     . . . . . . . . . . . . . . . . . . . . . $ 22,113
Other Assets Less Liabilities  . . . . . . . . . . . . . . .      642
                                                             ________

Net Assets Consist of: . . . . . . . . . . . . . . . . .Value

Accumulated net investment
income - net of distributions. . . . . . . . . . . . . . .152
Accumulated net realized gain/loss -
net of distributions . . . . . . . . . . . . . . . . . . .175
Net unrealized gain (loss) . . . . . . . . . . . . . . .2,918
Paid-in-capital applicable to
1,950,601 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized         . . . . . . . . . . . . . . . . . . 19,510

NET ASSETS         . . . . . . . . . . . . . . . . . . . . . $ 22,755
                                                             ________
                                                             ________
NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . .   $11.67
                                                               ______
                                                               ______
    *   Non-income producing
    # Securities contain some restrictions as to public resale-total of such securities at period-end amounts to 1.95% of net assets.
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to .49% of net assets.
  AUD   Australian dollar
  BEL   Belgian franc
  CAD   Canadian dollar
  DEM   German deutschemark
  DKK   Danish krone
  ESP   Spanish peseta
  FRF   French franc
  GBP   British sterling
  ITL   Italian lira
  JPY   Japanese yen
  SEK   Swedish krona

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Personal Strategy Balanced Fund/November 30, 1995 (Unaudited) (value in thousands)

                                                               Value
Common Stocks - 55.6%

FINANCIAL - 7.9%
BANK AND TRUST - 2.0%
 1,200   shs      Chemical Banking . . . . . . . . . . . . .   $   72
 1,000            Integra Financial. . . . . . . . . . . . .       62
 1,430            J. P. Morgan . . . . . . . . . . . . . . .      112
 1,150            KeyCorp. . . . . . . . . . . . . . . . . .       43
 1,250            Mellon Bank. . . . . . . . . . . . . . . .       67
                                                                  356

INSURANCE - 1.9%
 1,050            American International Group . . . . . . .       94
 2,000            PartnerRe Holdings ADR . . . . . . . . . .       52
 3,100            UNUM . . . . . . . . . . . . . . . . . . .      168
 1,900            Willis-Corroon ADR . . . . . . . . . . . .       20
                                                                  334

FINANCIAL SERVICES - 4.0%
 1,600            American Express . . . . . . . . . . . . .       68
 2,400            Fannie Mae . . . . . . . . . . . . . . . .      263
 3,200            Freddie Mac. . . . . . . . . . . . . . . .      246
   650            Sallie Mae . . . . . . . . . . . . . . . .       46
 2,200            Zurich Reinsurance . . . . . . . . . . . .       64
   687

Total Financial                                                 1,377

UTILITIES - 2.6%
ELECTRIC UTILITIES - 1.5%
 2,600            Centerior Energy . . . . . . . . . . . . .       25
 1,400            Entergy. . . . . . . . . . . . . . . . . .       39
 6,000            Niagara Mohawk . . . . . . . . . . . . . .       59
 1,300            PacifiCorp . . . . . . . . . . . . . . . .       26
 1,400            Texas Utilities. . . . . . . . . . . . . .       54
 1,500            Unicom . . . . . . . . . . . . . . . . . .       48
                                                                  251

TELEPHONE - 1.1%
 3,200            ALLTEL . . . . . . . . . . . . . . . . . .       94
   650            AT&T . . . . . . . . . . . . . . . . . . .       43
 1,100            SBC Communications . . . . . . . . . . . .       59
   196

Total Utilities                                                   447

CONSUMER NONDURABLES - 17.7%
BEVERAGES - 2.7%
   700            Anheuser-Busch . . . . . . . . . . . . . .       46
 2,700            Coca-Cola. . . . . . . . . . . . . . . . .      205
 3,800   shs      PepsiCo. . . . . . . . . . . . . . . . . .   $  210
   461

FOOD PROCESSING - 2.7%
 1,100            Campbell . . . . . . . . . . . . . . . . .       61
   860            CPC International. . . . . . . . . . . . .       59
   760            General Mills. . . . . . . . . . . . . . .       42
 1,200            Pioneer Hi-Bred. . . . . . . . . . . . . .       69
 1,300            Ralston Purina . . . . . . . . . . . . . .       83
 5,000            Sara Lee . . . . . . . . . . . . . . . . .      161
                                                                  475

PHARMACEUTICALS - 5.6%
   640            American Home Products . . . . . . . . . .       58
 1,000         *  Amgen. . . . . . . . . . . . . . . . . . .       50
   600            Bristol-Myers Squibb . . . . . . . . . . .       48
   332            Eli Lilly. . . . . . . . . . . . . . . . .       33
 2,100            Johnson & Johnson. . . . . . . . . . . . .      182
 1,300            Merck. . . . . . . . . . . . . . . . . . .       80
 1,500         *  Perrigo. . . . . . . . . . . . . . . . . .       20
 3,260            Pfizer . . . . . . . . . . . . . . . . . .      189
 1,160            Pharmacia & Upjohn . . . . . . . . . . . .       42
 1,600            Schering-Plough. . . . . . . . . . . . . .       92
 2,100            SmithKline Beecham ADR . . . . . . . . . .      112
   700            Warner-Lambert . . . . . . . . . . . . . .       62
                                                                  968

MISCELLANEOUS CONSUMER PRODUCTS - 4.4%
 2,400            American Greetings
                  (Class A). . . . . . . . . . . . . . . . .       66
 1,400            Brunswick. . . . . . . . . . . . . . . . .       30
   850            Colgate-Palmolive. . . . . . . . . . . . .       62
 2,600         *  CUC International. . . . . . . . . . . . .       99
 1,800            Harcourt General . . . . . . . . . . . . .       72
 1,400            Hasbro . . . . . . . . . . . . . . . . . .       43
 1,800            Newell . . . . . . . . . . . . . . . . . .       48
 2,150            Philip Morris. . . . . . . . . . . . . . .      189
   640            Tambrands. . . . . . . . . . . . . . . . .       33
 3,600            UST. . . . . . . . . . . . . . . . . . . .      117
                                                                  759

BIOTECHNOLOGY - 0.1%
   586            Guidant. . . . . . . . . . . . . . . . . .       22

HOSPITAL SUPPLIES AND MANAGEMENT - 2.2%
 3,900            Abbott Laboratories. . . . . . . . . . . .      159
 1,400            Baxter International . . . . . . . . . . .       59
 1,366         *  Boston Scientific. . . . . . . . . . . . .       55
 2,100            Columbia/HCA Healthcare. . . . . . . . . .      108
                                                                  381

Total Consumer Nondurables                                      3,066

CONSUMER SERVICES - 7.8%
GENERAL MERCHANDISERS - 1.0%
 1,000   shs      Dayton Hudson. . . . . . . . . . . . . . .   $   73
 3,000         *  Price/Costco . . . . . . . . . . . . . . .       50
 3,200            TJX. . . . . . . . . . . . . . . . . . . .       53
                                                                  176

SPECIALTY MERCHANDISERS - 1.5%
 1,700            Circuit City Stores. . . . . . . . . . . .       49
 1,200         *  Federated Department Stores. . . . . . . .       35
 1,700            Home Depot . . . . . . . . . . . . . . . .       75
 2,000         *  Revco. . . . . . . . . . . . . . . . . . .       55
 2,000         *  Toys "R" Us. . . . . . . . . . . . . . . .       47
                                                                  261
ENTERTAINMENT AND LEISURE - 1.6%
 1,700            Disney . . . . . . . . . . . . . . . . . .      102
 1,400            McDonald's . . . . . . . . . . . . . . . .       63
   840            Reader's Digest (Class B). . . . . . . . .       39
   348         *  Viacom (Class A) . . . . . . . . . . . . .       17
 1,103         *  Viacom (Class B) . . . . . . . . . . . . .       53
                                                                  274

MEDIA AND COMMUNICATIONS - 3.6%
   640            Dun & Bradstreet . . . . . . . . . . . . .       40
 1,575            Gaylord Entertainment. . . . . . . . . . .       40
 2,000         *  Multimedia . . . . . . . . . . . . . . . .       90
 1,700            Reuters ADR. . . . . . . . . . . . . . . .       96
 2,500            Time Warner. . . . . . . . . . . . . . . .      100
 1,471            Times Mirror (Class A) . . . . . . . . . .       48
 2,200            Turner Broadcasting Systems
                  (Class B). . . . . . . . . . . . . . . . .       62
 4,000            Vodafone ADR . . . . . . . . . . . . . . .      144
                                                                  620

RESTAURANTS - 0.1%
 1,760            Darden Restaurants . . . . . . . . . . . .       20

Total Consumer Services                                         1,351

CONSUMER CYCLICALS - 1.0%
MISCELLANEOUS CONSUMER DURABLES - 1.0%
 2,900            Corning. . . . . . . . . . . . . . . . . .       88
 1,400            Eastman Kodak. . . . . . . . . . . . . . .       95

Total Consumer Cyclicals                                          183

TECHNOLOGY - 3.6%
ELECTRONIC COMPONENTS - 0.6%
   800            Intel. . . . . . . . . . . . . . . . . . .       49
   800            Motorola . . . . . . . . . . . . . . . . .       49
                                                                   98

ELECTRONIC SYSTEMS - 0.9%
 1,000            Hewlett-Packard. . . . . . . . . . . . . .       83
 1,650   shs      Honeywell. . . . . . . . . . . . . . . . .   $   78
                                                                  161

INFORMATION PROCESSING - 0.3%
   630            IBM. . . . . . . . . . . . . . . . . . . .       61

TELECOMMUNICATIONS - 0.3%
 1,200         *  DSC Communications . . . . . . . . . . . .       47

AEROSPACE AND DEFENSE - 1.0%
   540            AlliedSignal . . . . . . . . . . . . . . .       26
 2,100            Boeing . . . . . . . . . . . . . . . . . .      153
                                                                  179

OFFICE AUTOMATION - 0.3%
 1,200         *  Ceridian . . . . . . . . . . . . . . . . .       50

SPECIALIZED COMPUTER - 0.2%
 1,000         *  Silicon Graphics . . . . . . . . . . . . .       37

Total Technology                                                  633

CAPITAL EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 1.9%
   500            Emerson Electric . . . . . . . . . . . . .       39
   800            Exide. . . . . . . . . . . . . . . . . . .       37
 3,800            GE . . . . . . . . . . . . . . . . . . . .      255
                                                                  331

MACHINERY - 0.4%
 1,140            Deere. . . . . . . . . . . . . . . . . . .       38
   700         *  Varity . . . . . . . . . . . . . . . . . .       27
    65

Total Capital Equipment                                           396

BUSINESS SERVICES AND TRANSPORTATION - 4.2%
COMPUTER SERVICE AND SOFTWARE - 2.1%
   900            Automatic Data Processing. . . . . . . . .       72
 1,292            First Data . . . . . . . . . . . . . . . .       92
   800         *  Intuit . . . . . . . . . . . . . . . . . .       67
   500         *  Microsoft. . . . . . . . . . . . . . . . .       43
 1,250         *  Oracle Systems . . . . . . . . . . . . . .       57
   800         *  Sybase . . . . . . . . . . . . . . . . . .       28
                                                                  359

DISTRIBUTION SERVICES - 1.3%
 2,300            Alco Standard. . . . . . . . . . . . . . .      100
 2,200            Cardinal Health. . . . . . . . . . . . . .      119
                                                                  219

MISCELLANEOUS BUSINESS SERVICES - 0.5%
   900            Deluxe Corp. . . . . . . . . . . . . . . .       25
 2,460            WMX Technologies . . . . . . . . . . . . .       72
                                                                   97

AIRLINES - 0.3%
   640   shs   *  AMR. . . . . . . . . . . . . . . . . . . .   $   49

Total Business Services and Transportation                        724

ENERGY - 4.3%
ENERGY SERVICES - 1.5%
 1,700            Halliburton. . . . . . . . . . . . . . . .       74
 2,930            Schlumberger . . . . . . . . . . . . . . .      186
                                                                  260

INTEGRATED PETROLEUM - DOMESTIC - 1.4%
 1,000            Atlantic Richfield . . . . . . . . . . . .      109
   840            British Petroleum ADR. . . . . . . . . . .       80
 1,300            Unocal . . . . . . . . . . . . . . . . . .       35
 1,200            USX-Marathon . . . . . . . . . . . . . . .       22
                                                                  246

INTEGRATED PETROLEUM - INTERNATIONAL - 1.4%
   630            Exxon. . . . . . . . . . . . . . . . . . .       49
   600            Mobil. . . . . . . . . . . . . . . . . . .       63
   500            Royal Dutch Petroleum ADR. . . . . . . . .       64
   900            Texaco . . . . . . . . . . . . . . . . . .       66
                                                                  242

Total Energy                                                      748

PROCESS INDUSTRIES - 2.2%
SPECIALTY CHEMICALS - 1.8%
 1,100            3M . . . . . . . . . . . . . . . . . . . .       72
 1,800            A. Schulman. . . . . . . . . . . . . . . .       33
 2,440            Great Lakes Chemical . . . . . . . . . . .      173
 1,400            Pall . . . . . . . . . . . . . . . . . . .       38
                                                                  316

PAPER AND PAPER PRODUCTS - 0.2%
   500            Mead . . . . . . . . . . . . . . . . . . .       29

FOREST PRODUCTS - 0.2%
   400            Georgia-Pacific. . . . . . . . . . . . . .       31

Total Process Industries                                          376

BASIC MATERIALS - 1.7%
METALS - 1.4%
 1,000            Alcoa. . . . . . . . . . . . . . . . . . .       59
 2,300         *  Alumax . . . . . . . . . . . . . . . . . .       76
   800            Cyprus Amax Minerals . . . . . . . . . . .       22
 1,600            Nucor. . . . . . . . . . . . . . . . . . .       80
                                                                  237

MINING - 0.3%
 2,029            Barrick Gold . . . . . . . . . . . . . . .       53

Total Basic Materials                                             290

MISCELLANEOUS - 0.3%
   800   shs      SPDR Trust . . . . . . . . . . . . . . . .   $   49

Total Miscellaneous                                                49

Total Common Stocks (Cost $7,723)                               9,640

Corporate Bonds - 18.1%
$ 100,000         Agriculture Minerals,
                  10.75%, 9/30/03. . . . . . . . . . . . . .      109
  20,000          Ametek, 9.75%, 3/15/04 . . . . . . . . . .       22
  25,000          Associates Corporation North America,
                  5.25%, 3/30/00 . . . . . . . . . . . . . .       24
  50,000          Bally's Park Place Funding,
                  9.25%, 3/15/04 . . . . . . . . . . . . . .       50
  37,000          Bank of Nova Scotia New York Agency,
                  6.25%, 9/15/08 . . . . . . . . . . . . . .       36
 150,000          Bear Stearns, 8.25%, 2/1/02. . . . . . . .      163
   5,640          Carson Pirie Scott,
                  13.00%, 3/28/05. . . . . . . . . . . . . .        6
  50,000          Citicorp, 7.75%, 6/15/06 . . . . . . . . .       55
  50,000          Coinmach, 11.75%, 11/15/05 . . . . . . . .       50
  75,000          Coltec Industries
                  10.25%, 4/1/02 . . . . . . . . . . . . . .       77
 100,000          Consolidated Cigar,
                  10.50%, 3/1/03 . . . . . . . . . . . . . .      102
 100,000          Container Corporation of
                  America, 9.75%, 4/1/03 . . . . . . . . . .       98
  75,000          Continental Cablevision,
                  9.00%, 9/1/08. . . . . . . . . . . . . . .       78
  17,512          Daimler-Benz Auto Grantor
                  Trust, 3.90%, 10/15/98 . . . . . . . . . .       17
 100,000          Dime Bancorp,
                  10.50%, 11/15/05 . . . . . . . . . . . . .      111
  50,000          Exide, 10.00%, 4/15/05 . . . . . . . . . .       54
 100,000          Firstfed Financial,
                  11.75%, 10/1/04. . . . . . . . . . . . . .       99
 210,000          Florida Power,
                  6.125%, 3/1/03 . . . . . . . . . . . . . .      209
  50,000          Ford Motor Credit, MTN,
                  5.80%, 5/11/98 . . . . . . . . . . . . . .       50
 100,000          Harrahs, 10.875%, 4/15/02. . . . . . . . .      107
  50,000          IMC Fertilizer Group,
                  9.45%, 12/15/11. . . . . . . . . . . . . .       53
  20,000          IMO Industries,
                  12.00%, 11/1/01. . . . . . . . . . . . . .       20
$ 25,000          IVAC, Sr. Notes,
                  9.25%, 12/1/02 . . . . . . . . . . . . . .   $   25
  30,000          Lenfest Communications,
                  8.375%, 11/1/05. . . . . . . . . . . . . .       30
  50,000          Long Island Lighting,
                  8.75%, 2/15/97 . . . . . . . . . . . . . .       51
 100,000          Owens-Illinois,
                  11.00%, 12/1/03. . . . . . . . . . . . . .      112
 150,000          Paine Webber Group,
                  8.25%, 5/1/02. . . . . . . . . . . . . . .      162
  50,000          Petroleum Heat & Power,
                  10.125%, 4/1/03. . . . . . . . . . . . . .       49
  40,000          Portola Packaging,
                  10.75%, 10/1/05. . . . . . . . . . . . . .       41
 100,000          Principal Mutual Life Insurance, (144a),
                  8.00%, 3/1/44. . . . . . . . . . . . . . .      101
 150,000          Public Service Electric & Gas,
                  7.00%, 9/1/24. . . . . . . . . . . . . . .      145
 100,000          Rogers Cablesystem,
                  10.00%, 3/15/05. . . . . . . . . . . . . .      105
  25,000          Rouse, Sr. Notes,
                  8.50%, 1/15/03 . . . . . . . . . . . . . .       27
  25,000          Shawmut National,
                  7.20%, 4/15/03 . . . . . . . . . . . . . .       26
  50,000          Silgan, 11.75%, 6/15/02. . . . . . . . . .       53
  50,000          Sinclair Broadcasting,
                  10.00%, 9/30/05. . . . . . . . . . . . . .       51
 100,000          Stone Container,
                  10.75%, 10/1/02. . . . . . . . . . . . . .      103
  25,000          Tenneco, 8.00%, 11/15/99 . . . . . . . . .       26
 120,000          Texas New Mexico Power,
                  12.50%, 1/15/99. . . . . . . . . . . . . .      135
  50,000          Texas Utilities Electric,
                  7.375%, 10/1/25. . . . . . . . . . . . . .       50
  30,000          Texas Utilities Electric,
                  7.875%, 4/1/24 . . . . . . . . . . . . . .       30
  60,000          WalMart, 7.25%, 6/1/13 . . . . . . . . . .       63
 100,000          Westinghouse,
                  8.875%, 6/1/01 . . . . . . . . . . . . . .      104
  50,000          Westpoint Stevens,
                  8.75%, 12/15/01. . . . . . . . . . . . . .       51

Total Corporate Bonds (Cost $2,971)                             3,130

Foreign Government Obligations/Agencies - 3.3%
    10,000   AUD  Australian Commonwealth Government Bonds,
                  9.50%, 8/15/03 . . . . . . . . . . . . . .        8
   750,000   BEL  Belgian Government
                  Bonds, 7.25%, 4/29/04. . . . . . . . . . .   $   26
     9,000   CAD  Canadian Government
                  Bonds, 6.50%, 6/1/04 . . . . . . . . . . .        7
    30,000   CAD  Canadian Government
                  Bonds, 9.75%, 6/1/21 . . . . . . . . . . .       27
   324,000   FRF  French Government
                  Bonds, 8.25%, 2/27/04. . . . . . . . . . .       71
    80,000   DEM  German Federal Government
                  Bonds, 6.50%, 7/15/03. . . . . . . . . . .       57
    65,000   DEM  German Federal Government Bonds,
                  8.50%, 8/21/00 . . . . . . . . . . . . . .       51
 2,000,000   JPY  Int'l Bank for Reconstruction &
                  Development, 6.75%, 3/15/00. . . . . . . .       24
100,000,000  ITL  Italian Government Bonds,
                  8.50%, 8/1/04. . . . . . . . . . . . . . .       53
15,700,000   #JPY Japanese Government
                  Bonds, 4.50%, 6/20/03. . . . . . . . . . .      172
    55,000   DKK  Kingdom of Denmark,
                  7.00%, 12/15/04. . . . . . . . . . . . . .        9
   100,000   ESP  Spanish Government
                  Bonds, 8.00%, 5/30/04. . . . . . . . . . .        1
   100,000   SEK  Swedish Government
                  Bonds, 6.00%, 2/9/05 . . . . . . . . . . .       13
    10,000   GBP  United Kingdom Treasury
                  Notes, 8.50%, 12/7/05. . . . . . . . . . .       16
    24,000   GBP  United Kingdom Treasury
                  Notes, 9.00%, 3/3/00 . . . . . . . . . . .       40

Total Foreign Government Obligations/Agencies
(Cost $514)                                                       575

U.S. Government Mortgage-Backed Securities - 9.6%
                  Government National
                  Mortgage Association, I
$  318,787        6.50%, 12/15/23 - 3/15/24. . . . . . . . .      313
   186,994        7.50%, 12/15/22. . . . . . . . . . . . . .      191
 1,123,035        8.00%, 3/15/22 - 10/20/25. . . . . . . . .    1,163

Total U.S. Government Mortgage-Backed Securities
(Cost $1,563)                                                   1,667

U.S. Government Obligations/Agencies - 6.8%
                  Tennessee Valley Authority,
$   40,000        7.25%, 7/15/43 . . . . . . . . . . . . . .   $   41
   600,000        8.25%, 4/15/42 . . . . . . . . . . . . . .      693
   400,000        U.S. Treasury Bonds,
                  6.875%, 8/15/25. . . . . . . . . . . . . .      440

Total U.S. Government Obligations/Agencies
(Cost $1,080)                                                   1,174

Short-Term Investments - 5.0%
COMMERCIAL PAPER - 5.0%
   857,353        Investments in Commercial Paper
                  through a joint account,
                  5.90-5.93%, 12/1/95. . . . . . . . . . . .      857

Total Short-Term Investments (Cost $857)                          857

Total Investments in Securities - 98.4% of Net Assets
(Cost $14,708)                                               $ 17,043
Other Assets Less Liabilities                                     280
                                                             ________

Net Assets Consist of:                                Value

Accumulated net investment
income - net of distributions. . . . . . . . . . . . $   62
Accumulated net realized gain/
loss - net of distributions. . . . . . . . . . . . . .  129
Net unrealized gain (loss) . . . . . . . . . . . . . .2,336
Paid-in-capital applicable to
1,422,733 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares of the
Corporation authorized . . . . . . . . . . . . . . . .14,796
                                                  _________

NET ASSETS         . . . . . . . . . . . . . . . . . . . . . $ 17,323
                                                             ________
                                                             ________

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . .    $12.18
                                                               ______
                                                               ______
    *   Non-income producing
    # Securities contain some restrictions as to public resale-total of such securities at period-end amounts to .99% of net assets.
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to .58% of net assets.
  AUD   Australian dollar
  BEL   Belgian franc
  CAD   Canadian dollar
  DEM   German deutschemark
  DKK   Danish krone
  ESP   Spanish peseta
  FRF   French franc
  GBP   British sterling
  ITL   Italian lira
  JPY   Japanese yen
  SEK   Swedish krona

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
T. Rowe Price Personal Strategy Growth Fund/November 30, 1995 (Unaudited) (value in thousands)

                                                               Value
Common Stocks - 73.7%

FINANCIAL - 10.2%
BANK AND TRUST - 2.9%
 1,300   shs      Chemical Banking . . . . . . . . . . . . .   $   78
 1,500            Integra Financial. . . . . . . . . . . . .       93
 1,830            J. P. Morgan . . . . . . . . . . . . . . .      144
 1,750            KeyCorp. . . . . . . . . . . . . . . . . .       64
 1,350            Mellon Bank. . . . . . . . . . . . . . . .       72
                                                                  451

INSURANCE - 2.4%
 1,050            American International Group . . . . . . .       94
 2,000            PartnerRe Holdings ADR . . . . . . . . . .       53
 3,700            UNUM . . . . . . . . . . . . . . . . . . .      200
 1,900            Willis-Corroon ADR . . . . . . . . . . . .       20
                                                                  367

FINANCIAL SERVICES - 4.9%
 1,800            American Express . . . . . . . . . . . . .       76
 2,600            Fannie Mae . . . . . . . . . . . . . . . .      285
 3,600            Freddie Mac. . . . . . . . . . . . . . . .      277
   650            Sallie Mae . . . . . . . . . . . . . . . .       46
 2,500            Zurich Reinsurance . . . . . . . . . . . .       73
                                                                  757

Total Financial   1,575

UTILITIES - 3.6%
TELEPHONE - 1.3%
 3,600            ALLTEL . . . . . . . . . . . . . . . . . .      106
   650            AT&T . . . . . . . . . . . . . . . . . . .       43
 1,100            SBC Communications . . . . . . . . . . . .       60
                                                                  209

ELECTRIC UTILITIES - 2.3%
 6,500            Centerior Energy . . . . . . . . . . . . .       63
 2,700            Entergy. . . . . . . . . . . . . . . . . .       75
 6,000            Niagara Mohawk . . . . . . . . . . . . . .       59
 1,300            PacifiCorp . . . . . . . . . . . . . . . .       25
 1,600            Texas Utilities. . . . . . . . . . . . . .       62
 2,000            Unicom . . . . . . . . . . . . . . . . . .       64
                                                                  348

Total Utilities                                                   557

CONSUMER NONDURABLES - 23.0%
BEVERAGES - 3.5%
   900            Anheuser-Busch . . . . . . . . . . . . . .       59
 3,100            Coca-Cola. . . . . . . . . . . . . . . . .      235
 4,400   shs      PepsiCo. . . . . . . . . . . . . . . . . .   $  243
                                                                  537

FOOD PROCESSING - 3.5%
 1,400            Campbell . . . . . . . . . . . . . . . . .       78
   960            CPC International. . . . . . . . . . . . .       66
   960            General Mills. . . . . . . . . . . . . . .       53
 1,400            Pioneer Hi-Bred. . . . . . . . . . . . . .       80
 1,200            Ralston Purina . . . . . . . . . . . . . .       77
 5,600            Sara Lee . . . . . . . . . . . . . . . . .      181
                                                                  535

HOSPITAL SUPPLIES/HOSPITAL MANAGEMENT - 3.0%
 4,900            Abbott Laboratories. . . . . . . . . . . .      199
 1,700            Baxter International . . . . . . . . . . .       72
 1,366         *  Boston Scientific. . . . . . . . . . . . .       55
 2,700            Columbia/HCA Healthcare. . . . . . . . . .      139
                                                                  465

PHARMACEUTICALS - 7.4%
   840            American Home Products . . . . . . . . . .       77
 1,200         *  Amgen. . . . . . . . . . . . . . . . . . .       60
   600            Bristol-Myers Squibb . . . . . . . . . . .       48
   332            Eli Lilly. . . . . . . . . . . . . . . . .       33
 2,700            Johnson & Johnson. . . . . . . . . . . . .      234
 1,300            Merck. . . . . . . . . . . . . . . . . . .       80
 3,000         *  Perrigo. . . . . . . . . . . . . . . . . .       40
 3,460            Pfizer . . . . . . . . . . . . . . . . . .      201
 1,160            Pharmacia & Upjohn . . . . . . . . . . . .       41
 2,000            Schering-Plough. . . . . . . . . . . . . .      115
 2,700            SmithKline Beecham ADR . . . . . . . . . .      144
   900            Warner-Lambert . . . . . . . . . . . . . .       80
                                                                1,153

MISCELLANEOUS CONSUMER PRODUCTS - 5.5%
 2,800            American Greetings (Class A) . . . . . . .       76
 1,900            Brunswick. . . . . . . . . . . . . . . . .       41
   850            Colgate-Palmolive. . . . . . . . . . . . .       62
 3,050         *  CUC International. . . . . . . . . . . . .      116
 2,500            Harcourt General . . . . . . . . . . . . .      101
 1,800            Hasbro . . . . . . . . . . . . . . . . . .       55
 2,500            Newell . . . . . . . . . . . . . . . . . .       66
 2,250            Philip Morris. . . . . . . . . . . . . . .      197
   640            Tambrands. . . . . . . . . . . . . . . . .       33
 3,300            UST. . . . . . . . . . . . . . . . . . . .      108
                                                                  855

BIOTECHNOLOGY - 0.1%
   586            Guidant. . . . . . . . . . . . . . . . . .       22

Total Consumer Nondurables                                      3,567

CONSUMER SERVICES - 10.1%
GENERAL MERCHANDISERS - 1.2%
 1,000   shs      Dayton Hudson. . . . . . . . . . . . . . .   $   73
 3,600         *  Price/Costco . . . . . . . . . . . . . . .       60
 3,200            TJX. . . . . . . . . . . . . . . . . . . .       53
                                                                  186

SPECIALTY MERCHANDISERS - 2.0%
 1,500            Circuit City Stores. . . . . . . . . . . .       43
 1,200         *  Federated Department Stores. . . . . . . .       35
 2,000            Home Depot . . . . . . . . . . . . . . . .       89
 3,100         *  Revco. . . . . . . . . . . . . . . . . . .       86
 2,800         *  Toys "R" Us. . . . . . . . . . . . . . . .       65
                                                                  318

ENTERTAINMENT AND LEISURE - 2.3%
 2,100            Disney . . . . . . . . . . . . . . . . . .      126
 1,800            McDonald's . . . . . . . . . . . . . . . .       80
 1,040            Reader's Digest (Class B). . . . . . . . .       49
   348         *  Viacom (Class A) . . . . . . . . . . . . .       17
 1,603         *  Viacom (Class B) . . . . . . . . . . . . .       77
                                                                  349

MEDIA AND COMMUNICATIONS - 4.3%
   640            Dun & Bradstreet . . . . . . . . . . . . .       40
 1,470            Gaylord Entertainment. . . . . . . . . . .       37
 2,100         *  Multimedia . . . . . . . . . . . . . . . .       94
 1,900            Reuters ADR. . . . . . . . . . . . . . . .      107
 3,000            Time Warner. . . . . . . . . . . . . . . .      120
 1,571            Times Mirror (Class A) . . . . . . . . . .       51
 2,100            Turner Broadcasting Systems (Class B). . .       59
 4,200            Vodafone ADR . . . . . . . . . . . . . . .      152
                                                                  660

RESTAURANTS - 0.3%
 3,960            Darden Restaurants . . . . . . . . . . . .       46

Total Consumer Services                                         1,559

CONSUMER CYCLICALS - 1.7%
MISCELLANEOUS CONSUMER DURABLES - 1.7%
 4,300            Corning. . . . . . . . . . . . . . . . . .      130
 1,900            Eastman Kodak. . . . . . . . . . . . . . .      129

Total Consumer Cyclicals                                          259

TECHNOLOGY - 4.7%
ELECTRONIC SYSTEMS - 1.1%
 1,200            Hewlett-Packard. . . . . . . . . . . . . .       99
 1,550            Honeywell. . . . . . . . . . . . . . . . .       74
                                                                  173

INFORMATION PROCESSING - 0.5%
   730            IBM. . . . . . . . . . . . . . . . . . . .       71

AEROSPACE AND DEFENSE - 1.3%
   540   shs      AlliedSignal . . . . . . . . . . . . . . .   $   25
 2,400            Boeing . . . . . . . . . . . . . . . . . .      175
                                                                  200

TELECOMMUNICATIONS - 0.4%
 1,400         *  DSC Communications . . . . . . . . . . . .       55

ELECTRONIC COMPONENTS - 0.7%
 1,000            Intel. . . . . . . . . . . . . . . . . . .       61
   900            Motorola . . . . . . . . . . . . . . . . .       55
                                                                  116

OFFICE AUTOMATION - 0.4%
 1,600         *  Ceridian . . . . . . . . . . . . . . . . .       67

SPECIALIZED COMPUTER - 0.3%
 1,500         *  Silicon Graphics . . . . . . . . . . . . .       55

Total Technology                                                  737

CAPITAL EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 2.5%
   700            Emerson Electric . . . . . . . . . . . . .       55
   900            Exide. . . . . . . . . . . . . . . . . . .       41
 4,400            GE . . . . . . . . . . . . . . . . . . . .      296
                                                                  392

MACHINERY - 0.6%
 1,140            Deere. . . . . . . . . . . . . . . . . . .       37
 1,500         *  Varity . . . . . . . . . . . . . . . . . .       58
                                                                   95

Total Capital Equipment                                           487

BUSINESS SERVICES AND TRANSPORTATION - 5.5%
COMPUTER SERVICE AND SOFTWARE - 2.8%
 1,100            Automatic Data Processing. . . . . . . . .       88
 1,585            First Data . . . . . . . . . . . . . . . .      113
   800         *  Intuit . . . . . . . . . . . . . . . . . .       67
   500         *  Microsoft. . . . . . . . . . . . . . . . .       43
 1,800         *  Oracle Systems . . . . . . . . . . . . . .       82
 1,000         *  Sybase . . . . . . . . . . . . . . . . . .       35
                                                                  428

DISTRIBUTION SERVICES - 1.6%
 2,700            Alco Standard. . . . . . . . . . . . . . .      117
 2,400            Cardinal Health. . . . . . . . . . . . . .      130
                                                                  247

MISCELLANEOUS BUSINESS SERVICES - 0.7%
 1,300            Deluxe Corp. . . . . . . . . . . . . . . .       36
 2,560            WMX Technologies . . . . . . . . . . . . .       76
                                                                  112

AIRLINES - 0.4%
   840         *  AMR. . . . . . . . . . . . . . . . . . . .       64

Total Business Services and Transportation                        851

ENERGY - 5.1%
ENERGY SERVICES - 1.8%
 1,300   shs      Halliburton. . . . . . . . . . . . . . . .   $   56
 3,430            Schlumberger . . . . . . . . . . . . . . .      218
                                                                  274

INTEGRATED PETROLEUM - DOMESTIC - 1.7%
 1,000            Atlantic Richfield . . . . . . . . . . . .      109
   840            British Petroleum ADR. . . . . . . . . . .       80
 1,300            Unocal . . . . . . . . . . . . . . . . . .       35
 2,400            USX-Marathon . . . . . . . . . . . . . . .       44
                                                                  268

INTEGRATED PETROLEUM - INTERNATIONAL - 1.6%
   830            Exxon. . . . . . . . . . . . . . . . . . .       64
   600            Mobil. . . . . . . . . . . . . . . . . . .       63
   500            Royal Dutch Petroleum ADR. . . . . . . . .       64
   900            Texaco . . . . . . . . . . . . . . . . . .       67
                                                                  258

Total Energy                                                      800

PROCESS INDUSTRIES - 3.7%
DIVERSIFIED CHEMICALS - 0.4%
 1,000            DuPont . . . . . . . . . . . . . . . . . .       66

SPECIALTY CHEMICALS - 2.4%
 1,100            3M . . . . . . . . . . . . . . . . . . . .       72
 2,900            A. Schulman. . . . . . . . . . . . . . . .       53
 2,740            Great Lakes Chemical . . . . . . . . . . .      195
 2,000            Pall . . . . . . . . . . . . . . . . . . .       54
                                                                  374

PAPER AND PAPER PRODUCTS - 0.5%
 1,000            International Paper. . . . . . . . . . . .       38
   500            Mead . . . . . . . . . . . . . . . . . . .       29
                                                                   67

FOREST PRODUCTS - 0.4%
   800            Georgia-Pacific. . . . . . . . . . . . . .       62

Total Process Industries                                          569

BASIC MATERIALS - 2.1%
METALS - 1.6%
 1,000            Alcoa. . . . . . . . . . . . . . . . . . .       59
 2,200         *  Alumax . . . . . . . . . . . . . . . . . .       73
   800            Cyprus Amax Minerals . . . . . . . . . . .       22
 2,000            Nucor. . . . . . . . . . . . . . . . . . .      100
                                                                  254

MINING - 0.5%
 2,629            Barrick Gold . . . . . . . . . . . . . . .       69

Total Basic Materials                                             323

MISCELLANEOUS - 0.9%
 2,400   shs      SPDR Trust . . . . . . . . . . . . . . . .   $  146

Total Miscellaneous                                               146

Total Common Stocks (Cost $9,319)                              11,430

Corporate Bonds - 11.7%
$ 50,000          Agriculture Minerals,
                  10.75%, 9/30/03. . . . . . . . . . . . . .       55
 100,000          Ahmanson HF,
                  7.875%, 9/1/04 . . . . . . . . . . . . . .      107
  10,000          Ametek, 9.75%, 3/15/04 . . . . . . . . . .       11
  50,000          Arcadian, 10.75%, 5/1/05 . . . . . . . . .       55
  15,000          Associates Corporation
                  North America, 5.25%, 3/30/00. . . . . . .       15
  50,000          Bally's Park Place,
                  9.25%, 3/15/04 . . . . . . . . . . . . . .       50
  15,000          Bank Nova Scotia New York Agency,
                  6.25%, 9/15/08 . . . . . . . . . . . . . .       14
 100,000          BGE, 5.50%, 4/15/04. . . . . . . . . . . .       95
   6,147          Carson Pirie Scott,
                  13.00%, 3/28/05. . . . . . . . . . . . . .        6
  50,000          Coinmach, 11.75%, 11/15/05 . . . . . . . .       50
  25,000          Coltec Industries,
                  10.25%, 4/1/02 . . . . . . . . . . . . . .       26
  50,000          Consolidated Cigar,
                  10.50%, 3/1/03 . . . . . . . . . . . . . .       51
  48,000          Continental Bank Chicago
                  NA, 12.50%, 4/1/01 . . . . . . . . . . . .       61
  50,000          Continental Cablevision,
                  9.00%, 9/1/08. . . . . . . . . . . . . . .       52
  19,308          Daimler-Benz Auto Grantor
                  Trust, 3.90%, 10/15/98 . . . . . . . . . .       19
  90,000          Delta Air Lines,
                  8.625%, 6/15/04. . . . . . . . . . . . . .       97
  50,000          Dime Bancorp,
                  10.50%, 11/15/05 . . . . . . . . . . . . .       55
  50,000          Exide, 10.00%, 4/15/05 . . . . . . . . . .       54
  50,000          Firstfed Financial,
                  11.75%, 10/1/04. . . . . . . . . . . . . .       49
  50,000          Harrahs, 10.875%, 4/15/02. . . . . . . . .       54
  10,000          IMO Industries,
                  12.00%, 11/1/01. . . . . . . . . . . . . .       10
  30,000          Long Island Lighting,
                  8.75%, 2/15/97 . . . . . . . . . . . . . .       31
  50,000          Owens-Illinois,
                  11.00%, 12/1/03. . . . . . . . . . . . . .       56
$100,000          Paine Webber Group,
                  8.25%, 5/1/02. . . . . . . . . . . . . . .   $  108
  50,000          Petroleum Heat & Power,
                  10.125%, 4/1/03. . . . . . . . . . . . . .       49
  90,000          Principal Mutual Life
                  Insurance,(144a),
                  8.00%, 3/1/44. . . . . . . . . . . . . . .       91
 150,000          Public Service Electric & Gas,
                  7.00%, 9/1/24. . . . . . . . . . . . . . .      145
  50,000          Rogers Cablesystem,
                  10.00%, 3/15/05. . . . . . . . . . . . . .       53
  15,000          Rouse, 8.50%, 1/15/03. . . . . . . . . . .       16
  15,000          Shawmut National,
                  7.20%, 4/15/03 . . . . . . . . . . . . . .       16
  50,000          Silgan, 11.75%, 6/15/02. . . . . . . . . .       53
  50,000          Sinclair Broadcasting,
                  10.00%, 9/30/05. . . . . . . . . . . . . .       51
  15,000          Tenneco, 8.00%, 11/15/99 . . . . . . . . .       16
  50,000          Texas New Mexico Power,
                  12.50%, 1/15/99. . . . . . . . . . . . . .       56
  30,000          Texas Utilities Electric,
                  7.375%, 10/1/25. . . . . . . . . . . . . .       30
  20,000          Texas Utilities Electric,
                  7.875%, 4/1/24 . . . . . . . . . . . . . .       20
  30,000          WalMart, 7.25%, 6/1/13 . . . . . . . . . .       31

Total Corporate Bonds (Cost $1,713)                             1,808

Foreign Government Obligations/Agencies - 1.6%
 300,000     BEL  Belgian Government Bonds,
                  7.25%, 4/29/04 . . . . . . . . . . . . . .       10
  30,000     DEM  German Federal Government
                  Bonds, 6.50%, 7/15/03. . . . . . . . . . .       22
  23,000     DEM  German Federal Government
                  Bonds, 8.50%, 8/21/00. . . . . . . . . . .       18
   3,000     CAD  Canadian Government
                  Bonds, 6.50%, 6/1/04 . . . . . . . . . . .        2
   5,000     CAD  Canadian Government
                  Bonds, 9.75%, 6/1/21 . . . . . . . . . . .        5
 142,000     FRF  French Government Bonds,
                  8.25%, 2/27/04 . . . . . . . . . . . . . .       31
1,000,000    JPY  Int'l Bank for Reconstruction
                  & Development,
                  6.75%, 3/15/00 . . . . . . . . . . . . . .       12
45,000,000   ITL  Italian Government Bonds,
                  8.50%, 8/1/04. . . . . . . . . . . . . . .       24
8,400,000    #JPY Japanese Government
                  Bonds, 4.50%, 6/20/03. . . . . . . . . . .       92
1,500,000    ESP  Spanish Government Bonds,
                  8.00%, 5/30/04 . . . . . . . . . . . . . .   $   11
 100,000     SEK  Swedish Government Bonds,
                  6.00%, 2/9/05. . . . . . . . . . . . . . .       13
   8,000     GBP  United Kingdom Treasury
                  Notes, 9.00%, 3/3/00 . . . . . . . . . . .       13

Total Foreign Government Obligations/Agencies
(Cost $235)                                                       253

U.S. Government Mortgage-Backed Securities - 4.6%
                  Government National Mortgage
                  Association I,
$144,927          6.50%, 12/15/23 - 4/15/24. . . . . . . . .      143
  62,016          7.50%, 10/15/22. . . . . . . . . . . . . .       63
 439,354          8.00%, 1/15/22 - 9/15/24 . . . . . . . . .      456
                  Government National Mortgage
                  Association II,
  49,958          8.00%, 10/20/25. . . . . . . . . . . . . .       51

Total U.S. Government Mortgage-Backed Securities
(Cost $666)                                                       713

U.S. Government Obligations/Agencies - 4.7%
                  Tennessee Valley Authority,
  70,000          7.25%, 7/15/43 . . . . . . . . . . . . . .       71
 260,000          8.25%, 4/15/42 . . . . . . . . . . . . . .      300
                  U.S. Treasury Bonds,
 320,000          6.875%, 8/15/25. . . . . . . . . . . . . .      352

Total U.S. Government Obligations/Agencies
(Cost $686)                                                       723

Short-Term Investments - 3.4%
COMMERCIAL PAPER - 3.4%
 530,447          Investments in Commercial Paper
                  through a joint account,
                  5.90-5.93%, 12/1/95. . . . . . . . . . . .      530

Total Short-Term Investments (Cost $531)                          530

Total Investments in Securities - 99.7% of Net Assets
(Cost $13,149)     . . . . . . . . . . . . . . . . . . . . . $ 15,457

Other Assets Less Liabilities  . . . . . . . . . . . . . . .       42
                                                             ________
Net Assets Consist of:                                Value
                                                    ________
Accumulated net investment
income - net of distributions. . . . . . . . . . . . $   292
Accumulated net realized gain/
loss - net of distributions. . . . . . . . . . . . . .   154
Net unrealized gain (loss) . . . . . . . . . . . . . . 2,305
Paid-in-capital applicable to
1,195,077 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized         . . . . . . . . . . . . . . . . . .12,748
                                                    ________

NET ASSETS         . . . . . . . . . . . . . . . . . . . .   $ 15,499
                                                             ________
                                                             ________

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . .     $12.97
                                                               ______
                                                               ______
    *   Non-income producing
    # Securities contain some restrictions as to public resale-total of such securities at period-end amounts to .59% of net assets.
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at period-end amounts to .59% of net assets.
  BEL   Belgian franc
  CAD   Canadian dollar
  DEM   German deutschemark
  ESP   Spanish peseta
  FRF   French franc
  GBP   British sterling
  ITL   Italian lira
  JPY   Japanese yen
  SEK   Swedish krona

The accompanying notes are an integral part of these financial statements.

Statement of Operations (Unaudited)
T. Rowe Price Personal Strategy Funds / Six Months Ended November 30, 1995 (in thousands)

                           Income Fund     Balanced Fund    Growth Fund
                           ___________     ____________     ___________

INVESTMENT INCOME
Income
  Interest . . . . . . . . .   $  495           $  242          $  126
  Dividend . . . . . . . . .       87               85             100
                            _________        _________       _________
  Total income . . . . . . .      582              327             226
                            _________        _________       _________
Expenses
  Custody and accounting . .       55               52              52
  Shareholder servicing. . .       38               19              25
  Registration . . . . . . .       19               14              14
  Legal and audit. . . . . .        9                9              10
  Organization . . . . . . .        4                3               4
  Directors. . . . . . . . .        3                3               3
  Prospectus and
  shareholder reports. . . .        2                6               5
  Miscellaneous. . . . . . .        2                2               2
  Reimbursed by Manager. . .      (29)             (32)            (44)
                            _________        _________       _________
  Total expenses . . . . . .      103               76              71
                            _________        _________       _________
Net investment income. . . .      479              251             155
                            _________        _________       _________

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain
on securities. . . . . . . .      182              128             144
Change in net unrealized gain
on securities. . . . . . . .    1,241            1,174           1,313
                            _________        _________       _________
Net realized and
unrealized gain  . . . . . .    1,423            1,302           1,457
                            _________        _________       _________

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS. . . . . . .   $1,902           $1,553          $1,612
                            _________        _________       _________
                            _________        _________       _________

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets (Unaudited)
T. Rowe Price Personal Strategy Funds
(in thousands)

                          Income Fund     Balanced Fund  Growth Fund
                         _____________    _____________ _____________
                               July 29         July 29,         July 29,
                      6 Months  1994*  6 Months  1994*  6 Months  1994*
                        Ended    to      Ended    to      Ended    to
                      Nov. 30, May 31, Nov. 30, May 31, Nov. 30, May 31,
                        1995    1995     1995    1995     1995    1995
                       ______  ______   ______  ______   ______  ______
INCREASE (DECREASE) IN
NET ASSETS FROM
Operations
  Net investment
  income . . . . . . .   $  479  $  435  $  251  $  251  $ 155   $ 142
  Net realized gain
  (loss) . . . . . . .      182      51     128       1    144      10
  Change in net
  unrealized
  gain or loss . . . .    1,241   1,677   1,174   1,162  1,313     992
                         ______  ______  ______  ______ ______  ______
  Increase (decrease)
  in net assets
  from operations. . .    1,902   2,163   1,553   1,414  1,612   1,144
                         ______  ______  ______  ______ ______  ______
Distributions to shareholders
  Net investment
  income . . . . . . .    (460)   (314)   (247)   (211)      -    (68)
  Net realized
  gain . . . . . . . .     (58)       -       -       -      -       -
                         ______  ______  ______  ______ ______  ______
  Decrease in net assets
  from
  distributions. . . .    (518)   (314)   (247)   (211)      -    (68)
                         ______  ______  ______  ______ ______  ______
Capital share transactions**
  Shares
  sold . . . . . . . .    2,709  19,163   4,338  12,675  4,160  10,577
  Distributions
  reinvested . . . . .      432     230     237     204      -      67
  Shares redeemed. . .  (2,480)   (619) (1,905)   (819)(1,077) (1,060)
                         ______  ______  ______  ______ ______  ______
  Increase (decrease)
  in net assets from
  capital share
  transactions . . . .      661  18,774   2,670  12,060  3,083   9,584
                         ______  ______  ______  ______ ______  ______
Net equalization . . .        5      42      11      43     56      58
                         ______  ______  ______  ______ ______  ______
Increase (decrease) in
net assets . . . . . .    2,050  20,665   3,987  13,306  4,751  10,718

NET ASSETS
Beginning of
period . . . . . . . .   20,705      40  13,336      30 10,748      30
                         ______  ______  ______  ______ ______  ______

End of period. . . .  $22,755  $20,705 $17,323 $13,336 $15,499 $10,748
                       ______   ______  ______  ______  ______  ______
                       ______   ______  ______  ______  ______  ______


**Share information
  Shares sold. . . .      242    1,926     372   1,251     346   1,029
  Distributions
  reinvested . . . .       39       22      21      20       -       7
  Shares redeemed. .    (222)     (60)   (166)    (78)    (90)   (100)
                       ______   ______  ______  ______  ______  ______
Increase (decrease)
  in shares
  outstanding. . . .       59    1,888     227   1,193     256     936
                       ______   ______  ______  ______  ______  ______
                       ______   ______  ______  ______  ______  ______

*Commencement of operations

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Personal Strategy Funds / November 30, 1995

Note 1 - Significant Accounting Policies

T. Rowe Price Personal Strategy Funds, Inc., (the Corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund, (the Income Fund) the Personal Strategy Balanced Fund (the Balanced Fund), and the Personal Strategy Growth Fund, (the Growth Fund), diversified, open-end management investment companies, are three of the portfolios established by the Corporation.

A) Valuation - Equity securities listed or regularly traded on a securities exchange (including NASDAQ) are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of each fund, as authorized by the Board of Directors.

B) Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

C) Premiums and Discounts - Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

D) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. The funds follow the practice of equalization under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.

Note 2 - Investment Transactions

Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks and enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

A) Noninvestment-Grade Debt Securities - At November 30, 1995, each fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

B) Commercial Paper Joint Account - The funds and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy each fund's criteria as to quality, yield, and liquidity.

C) Securities Lending - To earn additional income, the Growth Fund lends its securities to approved brokers. At November 30, 1995, the market value of securities on loan was $2,361,652, which was fully collateralized by cash. Although the risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

D) Purchases and sales of U.S. government securities and other portfolio securities, excluding short-term securities, for the six months ended November 30, 1995, were as follows:

                       Income        Balanced        Growth
                        Fund           Fund           Fund
                      ________       ________       ________
U.S. Government
Securities
  Purchases         $  493,827      $  515,472     $  638,582
  Sales                160,858          58,984         28,071
Other Securities
  Purchases          1,826,517       2,777,626      3,621,066
  Sales              1,811,518       1,169,121      1,226,718

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At November 30, 1995, the aggregate cost of investments for the Income Fund, Balanced Fund, and Growth Fund for federal income tax and financial reporting purposes was $19,198,000, $14,708,000, and $13,149,000, respectively. Net unrealized gain (loss) on investments was as follows:

                      Income        Balanced         Growth
                       Fund           Fund            Fund
                     ________       ________        ________
Appreciated
Investments         $2,982,000      $2,418,000     $2,421,000
Depreciated
Investments           (67,000)        (83,000)      (113,000)
                    __________      __________     __________
Net Unrealized
Gain (Loss)         $2,915,000      $2,335,000     $2,308,000
                    __________      __________     __________
                    __________      __________     __________

Note 4 - Related Party Transactions

The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the Manager), provides for an annual investment management fee, computed daily and paid monthly, consisting of an Individual Fund Fee equal to 0.15% for the Income Fund, 0.25% for the Balanced Fund and 0.30% for the Growth Fund, of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price-Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At November 30, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. Each fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

      Under the terms of the investment management agreement, the Manager is required to bear any expenses through May 31, 1996 for the funds which would cause each fund's ratio of expenses to average net assets to exceed 0.95% for the Income Fund, 1.05% for the Balanced Fund, and 1.10% for the Growth Fund respectively. Thereafter through May 31, 1998 each fund is required to reimburse the Manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing each fund's ratio of expenses to average net assets to exceed 0.95%, 1.05% and 1.10%, respectively. Pursuant to these agreements, $53,000, 43,000 and $41,000 of management fees were not accrued by the Income Fund, Balanced Fund, and Growth Fund for the six months ended November 30, 1995, and $29,000, $32,000, and $44,000, respectively, of other expenses were borne by the Manager in each fund.

      In addition, each fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which each fund receives certain other services. The Manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retire-ment Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. The Income Fund, Balanced Fund, and Growth Fund incurred expenses pursuant to these related party agreements totaling approximately $70,000, 47,000 and $52,000, respectively, for the six months ended November 30, 1995, of which $13,000, $9,000 and $10,000, respectively, were payable at period-end.

Financial Highlights (Unaudited)
T. Rowe Price Personal Strategy Funds

                         For a share outstanding throughout each period
                            Income Fund   Balanced Fund   Growth Fund
                           ____________   _____________  _____________

                         Six  July 29,    Six  July 29,    Six  July 29,
                       Months  1994**   Months  1994**   Months  1994**
                        Ended    to      Ended    to      Ended    to
                      Nov. 30, May 31, Nov. 30, May 31, Nov. 30, May 31,
                        1995    1995     1995    1995     1995    1995

NET ASSET VALUE,
BEGINNING
OF PERIOD. . . . . . .   $10.94  $10.00  $11.15  $10.00 $11.44  $10.00
                         ______  ______  ______  ______ ______  ______
Investment activities
  Net investment
  income . . . . . . .    0.25*   0.41*   0.20*   0.33*  0.16*   0.25*
  Net realized and
  unrealized
  gain (loss). . . . .     0.75    0.85    1.03    1.08   1.37    1.30
                         ______  ______  ______  ______ ______  ______
  Total from investment
  activities . . . . .     1.00    1.26    1.23    1.41   1.53    1.55
                         ______  ______  ______  ______ ______  ______
Distributions
  Net investment
  income . . . . . . .   (0.24)  (0.32)  (0.20)  (0.26)      -  (0.11)
  Net realized
  gain . . . . . . . .   (0.03)       -       -       -      -       -
                         ______  ______  ______  ______ ______  ______
  Total
  distributions. . . .   (0.27)  (0.32)  (0.20)  (0.26)      -  (0.11)
                         ______  ______  ______  ______ ______  ______
NET ASSET VALUE,
END OF PERIOD. . . . .   $11.67  $10.94  $12.18  $11.15 $12.97  $11.44
                         ______  ______  ______  ______ ______  ______
                         ______  ______  ______  ______ ______  ______

RATIOS/SUPPLEMENTAL DATA
Total return . . . . .   9.29%* 12.90%* 11.15%* 14.35%*13.37%* 15.65%*
Ratio of expenses
to average
net assets . . . . . .  0.95%*! 0.95%*! 1.05%*! 1.05%*!1.10%*! 1.10%*!
Ratio of net investment
income to average
net assets . . . . . .  4.44%*! 4.71%*! 3.45%*! 3.74%*!2.41%*! 2.76%*!
Portfolio turnover
rate . . . . . . . . .   20.7%!  50.5%!  17.6%!  25.8%! 20.0%!  25.7%!
Net assets,
end of period
(in thousands) . . . . $22,755 $20,705 $17,323 $13,336 $15,499 $10,748
    * Excludes expenses reimbursed by the manager pursuant to a voluntary net expense limitation in effect through May 31, 1996.
    ** Commencement of operations.
    !  Annualized.

Shareholder Services

To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information and services -- at no extra cost.

Knowledgeable Service Representatives
By Phone -- Shareholder service representatives are available from 8 a.m. to 10 p.m. Monday -- Friday, and weekends from 8:30 a.m. to 5 p.m. ET. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

In Person -- Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. While there, you can drop off applications or obtain prospectuses and other literature.

Automated 24-Hour Services
    Tele*Access(registered trademark) (1-800-638-2587) provides information such as account balance, date and amount of your last transaction, latest dividend payment, and fund prices and yields. Additionally, you have the ability to request prospectuses, statements, account and tax forms; reorder checks; and initiate purchase, redemption, and exchange orders for identically registered accounts.

    PC*Access(registered trademark) provides the same information as Tele*Access, but on a personal computer via dial-up modem.

Account Services
    Checking -- Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield Fund and Emerging Markets Bond
Fund).

    Automatic Investing -- Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A low, $50 minimum makes it easy to get started.

    Automatic Withdrawal -- If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

    Dividend and Capital Gains Payment Options -- Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

Investment Information
    Combined Statement -- A comprehensive overview of your T. Rowe Price accounts. The summary page gives your earnings by tax category, provides total portfolio value, and lists your investments by type -- stock, bond, and money market. Detail pages itemize account transactions by fund.

    Shareholder Reports -- Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

    The T. Rowe Price Report -- A quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

    Performance Update -- A quarterly report reviewing recent market developments and providing comprehensive performance information for every T. Rowe Price fund.

    Insights -- A library of information that includes reports on mutual fund tax issues, investment strategies, and financial markets.

    Detailed Investment Guides -- Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Retirees Financial Guide, Retirement Planning Kit (also available on disk for PC use), and Guide to Risk-Adjusted Performance can help you determine and reach your investment goals.

Discount Brokerage
You can trade stocks, bonds, options, precious metals, and other securities at a substantial savings over regular commission rates. Call a shareholder service representative for more information.

Chart 1 - Interest Rate Levels
Chart showing yields on 30-year, 5-year, and 1-year Treasuries, and the fed funds rate, from 11/30/94 to 11/30/95.


Chart 2 - Asset Allocation - Personal Strategy Income Fund
Pie Chart - bonds 50%, stocks 38%, money market securities 12%.


Chart 3 - Asset Allocation - Personal Strategy Balanced Fund
Pie Chart - stocks 56%, bonds 38%, cash reserves 6%.


Chart 4 - Asset Allocation - Personal Strategy Growth Fund
Pie Chart - stocks 74%, bonds and cash reserves 26%.